Note 3 - Debt Securities (Details Textual) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Ending Balance	$ 0
Debt Securities, Available-for-Sale, Amortized Cost, Total	972,315,000	$ 972,315,000	$ 906,135,000
Debt Securities, Available-for-Sale, Total	822,812,000	$ 822,812,000	897,585,000
Debt Securities, Available-for-Sale, Unrealized Loss Position, Accumulated Loss, Total	149,504,000		14,195,000
Debt Securities, Available-for-Sale, Unrealized Loss Position, Total	822,246,000		673,994,000
Tennessee, Alabama, and Texas [Member]
Security Owned and Pledged as Collateral	111,505,000		111,103,000
Security Owned and Pledged as Collateral, Fair Value 1			110,384,000
Asset Pledged as Collateral [Member] | Tennessee, Alabama, and Texas [Member]
Financial Instruments, Owned, at Fair Value, Total	90,008,000
Asset Pledged as Collateral [Member] | Public Deposits and Other Required Purposes [Member]
Debt Securities, Available-for-Sale, Amortized Cost, Total	477,051,000		368,718,000
Debt Securities, Available-for-Sale, Total	405,043,000		364,893,000
Collateralized Mortgage Obligations [Member]
Debt Securities, Available-for-Sale, Amortized Cost, Total	148,460,000		130,594,000
Debt Securities, Available-for-Sale, Total	$ 126,190,000		$ 128,281,000
US Government Sponsored Entities and Agencies [Member]
Percent of Mortgage Backed Securties	98.00%
Non-agency Collateralized Mortgage Obligations [Member]
Debt Securities, Available-for-Sale, Total	$ 11,000,000.0
Debt Securities, Available-for-Sale, Unrealized Loss Position, Accumulated Loss, Total	$ 1,800,000